UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21218

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund II

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 10.3%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$813,525
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	2,500	2,587,650

		$3,401,175

Education — 24.8%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$122,431
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	676,662
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	66,908
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,419,011
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,397,209
New York Dormitory Authority, (New York University), 5.00%, 7/1/37	500	564,665
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	111,852
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	655,085
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	362,924
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,000	1,102,580
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,000	1,132,340
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	578,572

		$8,190,239

Electric Utilities — 4.1%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,343,350

		$1,343,350

Escrowed/Prerefunded — 1.0%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$335	$339,710

		$339,710

General Obligations — 10.5%
Long Beach City School District, 4.50%, 5/1/26	$770	$826,218
New York, 5.00%, 2/15/34(1)	1,000	1,112,270
New York City, 5.00%, 8/1/34(1)	1,350	1,537,042

		$3,475,530

Hospital — 9.7%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/33	$745	$828,947
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	135	146,726
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	194,969
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	525,660
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	258,944
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	970	1,055,835

Security	Principal Amount (000’s omitted)	Value
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	$165	$187,814

		$3,198,895

Housing — 6.4%
New York City Housing Development Corp., 4.05%, 11/1/41	$330	$332,673
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	500	438,585
New York Mortgage Agency, 3.55%, 10/1/33	495	497,029
New York Mortgage Agency, 3.90%, 10/1/36	850	856,239

		$2,124,526

Industrial Development Revenue — 1.4%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$456,247

		$456,247

Insured-Education — 18.2%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$295,641
New York Dormitory Authority, (Barnard College), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/24	1,150	1,173,540
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	345	375,619
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	545	595,042
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	850	868,462
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,707,726

		$6,016,030

Insured-Electric Utilities — 3.3%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$547,435
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	553,165

		$1,100,600

Insured-Escrowed/Prerefunded — 5.5%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	$905	$973,961
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	185	190,728
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	190	195,882
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	210	216,959
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	220	227,291

		$1,804,821

Insured-General Obligations — 7.8%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$577,806
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	611,671
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	264,843
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	191,347
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	196,836
Oyster Bay, (AGM), 4.00%, 8/1/28	725	746,228

		$2,588,731

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 3.1%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$523,025
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	510,000

		$1,033,025

Insured-Other Revenue — 3.1%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$1,006,022

		$1,006,022

Insured-Special Tax Revenue — 4.1%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$573,735
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	559,249
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	236,348

		$1,369,332

Other Revenue — 9.9%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$604,032
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	500	541,655
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,107,935

		$3,253,622

Special Tax Revenue — 18.7%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$500	$565,050
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,159,558
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	724,191
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,155,721
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	582,809

		$6,187,329

Senior Living/Life Care — 0.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$30	$33,685
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	50	57,321
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	55	63,162
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	125	136,321

		$290,489

Transportation — 21.9%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,200,920
Nassau County Bridge Authority, 5.00%, 10/1/35	350	379,704
Nassau County Bridge Authority, 5.00%, 10/1/40	65	70,178
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,308,233
Niagara Falls Bridge Commission, 5.00%, 10/1/26	160	185,490
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	941,639
Port Authority of New York and New Jersey, 5.00%, 11/15/41	1,095	1,260,717
Triborough Bridge and Tunnel Authority, Prerefunded to 5/15/18, 5.00%, 11/15/37	340	354,644
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	528,040

		$7,229,565

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 1.3%
New York City Municipal Water Finance Authority, (Water and Sewer System), 3.00%, 6/15/46	$500	$430,575

		$430,575

Total Tax-Exempt Investments — 166.0% (identified cost $52,185,658)		$54,839,813

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.3)%		$(1,750,242)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (34.8)%		$(11,500,000)

Other Assets, Less Liabilities — (25.9)%		$(8,555,095)

Net Assets Applicable to Common Shares — 100.0%		$33,034,476

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 27.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 9.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $190,050.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Mar-17	$(2,281,490)	$(2,259,844)	$21,646

						$21,646

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $21,646.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,984,977

Gross unrealized appreciation	$3,305,966
Gross unrealized depreciation	(551,130)

Net unrealized appreciation	$2,754,836

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$54,839,813	$—	$54,839,813
Total Investments	$—	$54,839,813	$—	$54,839,813
Futures Contracts	$21,646	$—	$—	$21,646
Total	$21,646	$54,839,813	$—	$54,861,459

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017